Relevant Events (Tables)	12 Months Ended
Dec. 31, 2024
Relevant Events [Abstract]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission	During the year 2024 Banco de Chile has reported as material events the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:
Issue Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate

January 15, 2024	11/2022	EZ	3,100,000	UF	05/01/2028	3.72%
January 16, 2024	11/2022	EZ	900,000	UF	05/01/2028	3.72%
January 31, 2024	11/2015	CE	600,000	UF	12/01/2031	3.20%
February 8, 2024	11/2015	CH	200,000	UF	12/01/2032	3.15%
March 15, 2024	11/2022	FA	910,000	UF	08/01/2028	3.25%
March 21, 2024	11/2022	FA	550,000	UF	08/01/2028	3.32%
March 22, 2024	11/2022	EY	350,000	UF	04/01/2028	3.29%
March 25, 2024	11/2022	FA	400,000	UF	08/01/2028	3.29%
March 26, 2024	11/2022	GG	350,000	UF	05/01/2035	3.35%
March 27, 2024	11/2022	FA	100,000	UF	08/01/2028	3.24%
April 4, 2024	11/2022	EY	500,000	UF	04/01/2028	3.28%
April 12, 2024	11/2022	EX	250,000	UF	07/01/2025	3.10%
April 17, 2024	11/2022	EX	400,000	UF	07/01/2025	3.02%
May 8, 2024 (*)	20240002	HX	850,000	UF	12/01/2044	3.49%
May 9, 2024 (*)	20240002	HX	300,000	UF	12/01/2044	3.49%
May 17, 2024 (*)	20240002	HX	150,000	UF	12/01/2044	3.46%
May 22, 2024 (*)	20240002	HX	400,000	UF	12/01/2044	3.46%
June 4, 2024 (*)	20240002	HX	1,000,000	UF	12/01/2044	3.55%
June 6, 2024	11/2022	FO	100,000	UF	01/01/2032	3.48%
June 10, 2024	11/2022	EY	100,000	UF	04/01/2028	3.20%
June 11, 2024	11/2022	GG	240,000	UF	05/01/2035	3.53%
June 12, 2024	11/2022	FB	590,000	UF	04/01/2029	3.35%
July 9, 2024	11/2022	EY	350,000	UF	04/01/2028	3.29%
July 9, 2024	11/2022	FB	1,100,000	UF	04/01/2029	3.50%
July 9, 2024	11/2022	FB	50,000	UF	04/01/2029	3.49%
July 10, 2024	11/2022	FB	150,000	UF	04/01/2029	3.45%
July 11, 2024	11/2022	FC	1,050,000	UF	01/01/2030	3.47%
July 12, 2024	11/2022	FC	200,000	UF	01/01/2030	3.43%
July 18, 2024 (*)	20240002	HX	200,000	UF	12/01/2044	3.50%
July 23, 2024	11/2022	FB	700,000	UF	04/01/2029	3.23%
July 24, 2024	11/2022	FA	500,000	UF	08/01/2028	3.04%
September 27, 2024	11/2022	FO	500,000	UF	01/01/2032	2.50%
September 30, 2024 (*)	20240002	HX	2,100,000	UF	12/01/2044	2.36%
October 1, 2024 (*)	20240002	HP	5,000,000	UF	12/01/2040	2.37%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.

Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN	During the year 2024 Banco de Chile has reported as an essential fact the following placements in the foreign market, issued under its Medium Term Notes Program (“MTN”):
Date	Amount	Currency	Maturity date	Average rate

February 2, 2024	433,000,000	HKD	02/09/2034	4.22%